Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	1.88%	2.44%
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	1.78%	2.31%
BNY Mellon Intermediate Municipal Bond Fund, Inc. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	1.96%	2.43%
Bloomberg Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.40%	2.25%	3.03%
Bloomberg Municipal Bond: 7 Year Index (6-8) reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		4.99%	2.14%	2.56%

[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective May 31, 2024.